Warrants (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Number of shares, Exercised	(716,356)
Warrant [Member]
Class of Warrant or Right [Line Items]
Number of shares, Beginning balance	510,000
Number of Shares, Grants	0
Number of Shares, Expirations	(255,000)
Number of shares, Exercised	(255,000)
Number of shares, Ending balance	0
Number of Shares, Exercisable	0
Weighted Average Exercise Price, Beginning balance | $ / shares	$ 3.5
Weighted Average Exercise Price, Grants | $ / shares	0
Weighted Average Exercise Price, Expirations | $ / shares	3.5
Weighted Average Exercise Price, Exercised | $ / shares	3.5
Weighted Average Exercise Price, Ending balance | $ / shares	0
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0
Weighted Average Remaining Contractual Life years, Beginning Balance	7 months 6 days
Aggregate Intrinsic Value, Beginning balance | $	$ 0
Aggregate Intrinsic Value, Grants | $	0
Aggregate Intrinsic Value, Expirations | $	0
Aggregate Intrinsic Value, Exercised | $	0
Aggregate Intrinsic Value, Ending balance | $	0
Aggregate Intrinsic Value, Exercisable | $	$ 0